CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [member] Ordinary shares [member]	[1],[2]	Issued capital [member] Preferred C Shares [Member]	[1],[2]	Share premium [member] Ordinary shares [member]	Share premium [member] Preferred C Shares [Member]
Issuance of shares						$ 26,131
Issuance of shares	$ 0		$ 0		$ 4,417	$ 27,499

[1]	Represents an amount lower than $1.
[2]	Represents an amount lower than $1.